Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2015	Mar. 31, 2014
Statement of Financial Position [Abstract]
Dividend rate redeemable	$ 1	$ 1
Common shares issued	143,843,889	135,460,867
Common shares outstanding	143,843,889	135,460,867